As filed with the U.S. Securities and Exchange Commission on March 5, 2025

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 154	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 155	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

2301 Rosecrans Avenue, Suite 2150, El Segundo, California 90245

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

Copies of Communications to:
Jeffrey K. Seeley	David A. Hearth, Esq.
2301 Rosecrans Avenue, Suite 2150	Paul Hastings LLP
El Segundo, California 90245	101 California Street, 48th Floor
(Name and Address of Agent for Service)	San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On April 4, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 154 to the Registration Statement on Form N-1A for Litman Gregory Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Polen Capital U.S. SMID Company Growth ETF (the “Fund”), a series of the Trust, filed as part of Post-Effective Amendment No. 144 (“PEA No.  144”), which was filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-24-186252 on July 26, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
146 147	October 8, 2024 October 21, 2024	October 22, 2024 November 15, 2024
148	November 14, 2024	December 13, 2024
149	December 12, 2024	January 7, 2025
151	January 6, 2025	February 5, 2025
152	February 4, 2025	March 6, 2025

Since no other changes are intended to be made to PEA No. 144 by means of this filing, Parts A, B and C of PEA No. 144 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 144.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 144.

PART C – OTHER INFORMATION

Part  C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 144.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 154 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 154 and Amendment No. 155 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Segundo, and State of California, on the 5th day of March, 2025.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeffrey K. Seeley
Jeffrey K. Seeley
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 154 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta*	Chairman of the Board, Trustee	March 5, 2025
Julie Allecta

/s/ Thomas W. Bird*	Trustee	March 5, 2025
Thomas W. Bird

/s/ Jennifer M. Borggaard*	Trustee	March 5, 2025
Jennifer M. Borggaard

/s/ Jonathan W. DePriest*	Trustee	March 5, 2025
Jonathan W. DePriest

/s/ Craig Wainscott	Trustee	March 5, 2025
Craig Wainscott

/s/ Jeffrey K. Seeley	Trustee and President	March 5, 2025
Jeffrey K. Seeley	(Principal Executive Officer)

/s/ Harold M. Shefrin*	Trustee	March 5, 2025
Harold M. Shefrin

/s/ Pamela Yang Pamela Yang	Trustee	March 5, 2025

/s/ John M. Coughlan John M. Coughlan	Treasurer (Principal Financial Officer)	March 5, 2025

* By: /s/ John M. Coughlan
John M. Coughlan, Attorney-in-Fact